UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                    as of December 31, 2015 (Unaudited)

Deutsche CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 95.7%
Consumer Discretionary 18.7%
Auto Components 7.2%
BorgWarner, Inc.	2,860	123,638
Goodyear Tire & Rubber Co.	3,650	119,245
Johnson Controls, Inc.	2,663	105,162
		348,045
Media 4.4%
Time Warner, Inc.	1,677	108,452
Twenty-First Century Fox, Inc. "A"	3,945	107,146
		215,598
Specialty Retail 4.7%
Bed Bath & Beyond, Inc.*	2,269	109,479
The Gap, Inc.	4,734	116,930
		226,409
Textiles, Apparel & Luxury Goods 2.4%
Michael Kors Holdings Ltd.*	2,959	118,538
Consumer Staples 12.4%
Beverages 4.9%
Coca-Cola Co.	2,860	122,866
PepsiCo, Inc.	1,184	118,305
		241,171
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	1,973	120,945
Food Products 2.4%
Archer-Daniels-Midland Co.	3,156	115,762
Household Products 2.6%
Procter & Gamble Co.	1,578	125,309
Energy 4.6%
Energy Equipment & Services 2.2%
National Oilwell Varco, Inc.	3,156	105,694
Oil, Gas & Consumable Fuels 2.4%
Valero Energy Corp.	1,677	118,581
Health Care 9.5%
Biotechnology 2.3%
Gilead Sciences, Inc.	1,085	109,791
Pharmaceuticals 7.2%
Johnson & Johnson	1,184	121,621
Merck & Co., Inc.	2,170	114,619
Pfizer, Inc.	3,551	114,626
		350,866
Industrials 24.0%
Aerospace & Defense 7.4%
Honeywell International, Inc.	1,184	122,627
Raytheon Co.	986	122,786
United Technologies Corp.	1,184	113,747
		359,160
Electrical Equipment 7.3%
Eaton Corp. PLC	2,170	112,927
Emerson Electric Co.	2,466	117,949
Rockwell Automation, Inc.	1,184	121,490
		352,366
Machinery 9.3%
Cummins, Inc.	1,184	104,204
Illinois Tool Works, Inc.	1,282	118,816
PACCAR, Inc.	2,367	112,196
Parker-Hannifin Corp.	1,184	114,824
		450,040
Information Technology 19.3%
Communications Equipment 4.8%
Cisco Systems, Inc.	4,439	120,541
QUALCOMM, Inc.	2,269	113,416
		233,957
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	6,411	117,193
IT Services 2.5%
International Business Machines Corp.	888	122,207
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	3,650	125,742
Software 2.3%
Oracle Corp.	3,058	111,709
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	1,085	114,207
Western Digital Corp.	1,874	112,534
		226,741
Materials 2.1%
Chemicals
The Mosaic Co.	3,748	103,407
Telecommunication Services 2.6%
Diversified Telecommunication Services
Verizon Communications, Inc.	2,663	123,084
Utilities 2.5%
Multi-Utilities
Consolidated Edison, Inc.	1,874	120,442
Total Common Stocks (Cost $5,208,147)		4,642,757
Cash Equivalents 4.3%
Central Cash Management Fund, 0.25% (a) (Cost $209,149)	209,149	209,149
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,417,296) †	100.0	4,851,906
Other Assets and Liabilities, Net	0.0	523
Net Assets	100.0	4,852,429

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,417,296. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $565,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,866 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $637,256.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$4,642,757	$—	$—	$4,642,757
Short-Term Investments	209,149	—	—	209,149
Total	$4,851,906	$—	$—	$4,851,906

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016